Quarterly Holdings Report
for

Fidelity® Series Overseas Fund

January 31, 2021

SOV-QTLY-0321
1.9898562.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Austria - 0.4%
Erste Group Bank AG	1,690,107	$51,788,491
Bailiwick of Jersey - 0.1%
Sanne Group PLC	1,545,371	11,730,341
Belgium - 0.9%
KBC Groep NV	1,615,165	113,136,018
Bermuda - 2.3%
Credicorp Ltd. (United States)	381,575	57,362,170
Genpact Ltd.	1,816,072	69,519,236
Hiscox Ltd. (a)	4,605,411	58,961,610
IHS Markit Ltd.	1,347,900	117,375,132

TOTAL BERMUDA		303,218,148

Canada - 1.0%
Constellation Software, Inc.	110,870	135,062,419
Topicus.Com, Inc. (a)(b)	211,777	796,977

TOTAL CANADA		135,859,396

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	385,000	97,724,550
China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	5,885,000	51,546,109
Denmark - 1.3%
DSV Panalpina A/S	1,038,731	162,641,756
Finland - 0.6%
Nordea Bank ABP (Stockholm Stock Exchange)	10,438,900	84,604,301
France - 12.9%
Air Liquide SA	637,217	104,214,952
ALTEN (a)	785,942	83,074,230
Amundi SA (c)	452,691	33,730,898
BNP Paribas SA (a)	2,518,500	120,776,403
Capgemini SA	1,048,462	152,047,146
Dassault Systemes SA	564,700	112,901,805
Edenred SA	2,101,127	114,155,560
Kering SA	181,159	119,068,325
Legrand SA	1,579,900	145,522,132
LVMH Moet Hennessy Louis Vuitton SE	462,739	279,769,915
Pernod Ricard SA	684,700	129,373,883
Safran SA (a)	919,900	115,638,520
SR Teleperformance SA	499,528	163,795,835

TOTAL FRANCE		1,674,069,604

Germany - 6.9%
adidas AG	355,632	113,073,229
Allianz SE	767,900	173,815,198
Deutsche Borse AG	689,902	111,016,773
Hannover Reuck SE	729,716	113,349,997
Merck KGaA	614,300	102,653,114
SAP SE	557,076	70,686,300
Siemens Healthineers AG (c)	1,396,300	78,420,528
Vonovia SE	1,902,535	127,308,409

TOTAL GERMANY		890,323,548

Hong Kong - 1.9%
AIA Group Ltd.	20,432,588	246,350,704
India - 1.5%
HDFC Bank Ltd. (a)	4,515,300	86,286,369
Reliance Industries Ltd.	4,102,400	103,711,442
Reliance Industries Ltd.	278,686	3,700,259

TOTAL INDIA		193,698,070

Ireland - 2.5%
Flutter Entertainment PLC	384,102	71,705,289
Kerry Group PLC Class A	809,897	109,980,971
Kingspan Group PLC (Ireland) (a)	993,100	67,489,884
Linde PLC	326,400	80,098,560

TOTAL IRELAND		329,274,704

Italy - 1.9%
FinecoBank SpA	6,204,585	96,943,266
GVS SpA (c)	926,300	16,805,465
Recordati SpA	2,443,939	126,700,777

TOTAL ITALY		240,449,508

Japan - 14.6%
A/S One Corp.	42,400	6,209,518
Curves Holdings Co. Ltd.	786,300	6,253,166
Daikin Industries Ltd.	591,100	124,800,393
Hoya Corp.	1,574,807	201,389,467
Kao Corp.	1,376,268	99,818,683
Keyence Corp.	287,194	153,926,881
Nexon Co. Ltd.	3,165,300	96,247,845
Nitori Holdings Co. Ltd.	442,934	87,914,438
Olympus Corp.	4,062,392	73,281,681
Oracle Corp. Japan	391,307	46,137,204
Persol Holdings Co. Ltd.	3,978,953	74,416,621
Recruit Holdings Co. Ltd.	3,253,046	141,499,128
Relo Group, Inc.	2,387,428	59,352,356
SMC Corp.	217,121	131,335,974
Sony Corp.	2,096,000	200,613,738
Suzuki Motor Corp.	1,611,345	72,425,531
TIS, Inc.	2,100,900	46,733,467
Tokyo Electron Ltd.	438,300	166,582,873
Tsuruha Holdings, Inc.	725,532	96,418,974

TOTAL JAPAN		1,885,357,938

Korea (South) - 1.6%
LG Chemical Ltd.	127,946	104,906,591
Samsung Electronics Co. Ltd.	1,449,880	106,304,742

TOTAL KOREA (SOUTH)		211,211,333

Luxembourg - 0.1%
InPost SA	603,000	14,489,059
Netherlands - 8.4%
ASM International NV (Netherlands)	372,100	95,369,884
ASML Holding NV (Netherlands)	615,728	328,708,871
BE Semiconductor Industries NV	970,700	66,745,082
Euronext NV (c)	612,100	65,999,020
IMCD NV	1,207,751	149,864,371
JDE Peet's BV	1,790,039	69,057,475
Koninklijke Philips Electronics NV	3,247,523	177,019,807
Wolters Kluwer NV	1,702,051	141,364,461

TOTAL NETHERLANDS		1,094,128,971

Norway - 0.6%
Equinor ASA	400	7,231
Schibsted ASA (A Shares)	2,193,989	82,938,473

TOTAL NORWAY		82,945,704

South Africa - 1.0%
Naspers Ltd. Class N	565,805	130,887,281
Spain - 4.0%
Aena Sme SA (a)(c)	516,100	79,729,664
Amadeus IT Holding SA Class A	2,042,770	130,417,169
Cellnex Telecom SA (c)	1,634,400	95,819,315
Iberdrola SA	15,037,525	204,112,698
Iberdrola SA rights (a)	17,552,290	3,403,620

TOTAL SPAIN		513,482,466

Sweden - 6.0%
AddTech AB (B Shares)	5,473,164	72,702,177
ASSA ABLOY AB (B Shares)	4,257,848	105,304,157
Atlas Copco AB (A Shares)	2,318,800	125,802,665
Hexagon AB (B Shares)	1,759,388	154,119,888
Indutrade AB	7,779,775	159,947,027
Nordnet AB	2,757,840	44,422,204
Swedish Match Co. AB	1,428,500	110,432,967

TOTAL SWEDEN		772,731,085

Switzerland - 11.9%
Alcon, Inc. (a)	1,210,876	86,831,918
Julius Baer Group Ltd.	2,335,952	141,337,543
Lonza Group AG	248,805	158,911,671
Nestle SA (Reg. S)	3,243,921	363,632,472
Roche Holding AG (participation certificate)	888,592	306,663,838
Sika AG	682,071	185,612,136
Sonova Holding AG Class B	441,503	106,763,678
Temenos Group AG	366,730	46,461,387
Zurich Insurance Group Ltd.	360,840	144,295,490

TOTAL SWITZERLAND		1,540,510,133

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,254,684	132,142,589
United Kingdom - 9.2%
Beazley PLC	11,397,956	48,631,056
Compass Group PLC	7,707,987	137,686,085
Cranswick PLC	596,884	27,920,396
Dechra Pharmaceuticals PLC	1,468,163	72,538,423
Diageo PLC	4,787,947	192,222,624
Diploma PLC	1,561,431	49,591,169
Dr. Martens Ltd. (a)	1,251,700	6,345,562
London Stock Exchange Group PLC	1,479,854	175,681,005
Mondi PLC	4,452,960	105,398,629
RELX PLC (London Stock Exchange)	6,118,155	151,938,069
Rentokil Initial PLC (a)	18,499,122	126,124,542
Smith & Nephew PLC	4,398,500	92,605,136

TOTAL UNITED KINGDOM		1,186,682,696

United States of America - 6.0%
Ares Management Corp.	1,542,000	69,636,720
Boston Scientific Corp. (a)	1,685,546	59,735,750
Equifax, Inc.	366,700	64,946,237
Fidelity National Information Services, Inc.	438,600	54,149,556
Global Payments, Inc.	516,627	91,194,998
Intercontinental Exchange, Inc.	871,000	96,114,850
Marsh & McLennan Companies, Inc.	976,128	107,286,228
Moody's Corp.	252,800	67,310,528
NICE Systems Ltd. sponsored ADR (a)(d)	255,510	66,759,653
Roper Technologies, Inc.	248,436	97,612,989

TOTAL UNITED STATES OF AMERICA		774,747,509

TOTAL COMMON STOCKS
(Cost $10,460,246,786)		12,925,732,012

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (e)	44,930,417	44,939,403
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	80,392	80,400
TOTAL MONEY MARKET FUNDS
(Cost $45,019,803)		45,019,803
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $10,505,266,589)		12,970,751,815
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,557,238)
NET ASSETS - 100%		$12,948,194,577

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $370,504,890 or 2.9% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,508
Fidelity Securities Lending Cash Central Fund	29,583
Total	$42,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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